Consolidated statement of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net profit for the year	S/ 1,670,657	S/ 1,800,179	S/ 383,549
Other comprehensive income that will not be reclassified to the consolidated statement of income in subsequent periods:
(Losses) gains on valuation of equity instruments at fair value through other comprehensive income	(21,924)	146,161	8,176
Income Tax	218	(31)	(36)
Total unrealized (loss) gain that will not be reclassified to the consolidated statement of income	(21,706)	146,130	8,140
Other comprehensive income to be reclassified to the consolidated statement of income in subsequent periods:
Net movement of debt instruments at fair value through other comprehensive income	(1,833,856)	(2,282,111)	635,669
Income Tax	8,250	8,404	(2,643)
Other Comprehensive Income Net Of Tax Financial Assets Measured At Fair Value Through Other Comprehensive Income	(1,825,606)	(2,273,707)	633,026
Insurance premiums reserve	1,520,980	1,392,280	(332,536)
Net movement of cash flow hedges	(62,954)	97,943	(17,968)
Income Tax	8,670	(15,696)	3,559
Total	(54,284)	82,247	(14,409)
Translation of foreign operations	(50,165)	95,674	76,935
Total unrealized (loss) gain to be reclassified to the consolidated statement of income in subsequent periods	(409,075)	(703,506)	363,016
Other comprehensive income for the year	(430,781)	(557,376)	371,156
Total comprehensive income for the year, net of Income Tax	1,239,876	1,242,803	754,705
Attributable to:
IFS's shareholders	1,231,914	1,236,980	752,973
Non-controlling interest	7,962	5,823	1,732
Total comprehensive income for the year, net of Income Tax	S/ 1,239,876	S/ 1,242,803	S/ 754,705